Federated Hermes Ohio Municipal Income Fund
Portfolio of Investments
November 30, 2025 (unaudited)
Principal Amount		Value
	MUNICIPAL BONDS—99.5%
	Guam—0.7%
$ 500,000	Guam Government, Business Privilege Tax Refunding Bonds (Series 2025G), 5.000%, 1/1/2031	$ 542,745
	Ohio—95.5%
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center, Akron), Hospital Refunding Revenue Bonds (Series 2002A), (Original Issue Yield: 4.120%), 4.000%, 11/15/2042	978,007
1,000,000	Akron, Bath & Copley, OH Joint Township Hospital District (Summa Health System), Hospital Facilities Revenue Bonds (Series 2016), (United States Treasury PRF 11/15/2026@100), 5.250%, 11/15/2041	1,025,395
380,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Bonds (Series 2024A), 5.000%, 2/15/2036	431,708
1,000,000	American Municipal Power-Ohio, Inc. (AMP - Combined Hydroelectric Projects), Revenue Refunding Bonds (Series 2025A), 5.000%, 2/15/2046	1,058,531
545,000	American Municipal Power-Ohio, Inc. (AMP - Greenup Hydroelectric Project), Revenue Bonds (Series 2016A), (United States Treasury PRF 2/15/2026@100), 4.000%, 2/15/2036	546,593
1,500,000	American Municipal Power-Ohio, Inc. (AMP - Prairie State Energy), Revenue Bonds (Series 2019C), 4.000%, 2/15/2039	1,512,091
1,000,000	Avon Lake, OH City School District, School Facilities Bonds (Series 2025), 5.000%, 12/1/2052	1,045,753
635,000	Avon Lake, OH City School District, UT GO Refunding Bonds (Series 2014A), 3.500%, 12/1/2029	635,102
530,000	Big Walnut, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2018B), 5.000%, 12/1/2040	549,065
130,000	Bowling Green State University, OH, General Receipts Bonds (Series 2017B), 3.500%, 6/1/2037	128,892
255,000	Bowling Green State University, OH, General Receipts Bonds (Series 2020A), 4.000%, 6/1/2038	259,904
130,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 4.000%, 6/1/2038	126,837
350,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020A-2 Class 1), 5.000%, 6/1/2036	365,706
850,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	715,753
235,000	Cincinnati, OH Water System, Refunding Revenue Bonds (Series 2017A), 3.000%, 12/1/2035	231,718
1,350,000	Cleveland, OH (Cleveland, OH Water Pollution Control), Water Pollution Control Revenue Bonds (Series 2024), 5.000%, 11/15/2054	1,411,020
1,100,000	Cleveland, OH (Cleveland, OH Water), Revenue Bonds (Series 2024HH), 5.000%, 1/1/2054	1,163,693
500,000	Cleveland, OH Airport System, Airport System Revenue Bonds (Series 2018A), 5.000%, 1/1/2027	509,847
1,000,000	Cleveland, OH Income Tax (Cleveland, OH), Subordinate Lien Income Tax Public Facilities Improvements Refunding Bonds (Series 2017B), 5.000%, 10/1/2030	1,050,626
125,000	Cleveland, OH, LT GO Various Purpose and Refunding Bonds (Series 2021A), 3.000%, 12/1/2031	125,569
155,000	Cleveland, OH, Various Purpose GO Bonds (Series 2021A), 3.000%, 12/1/2033	154,259
220,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2043	236,162
235,000	Cleveland, OH, Various Purpose GO Bonds (Series 2023A), 5.000%, 12/1/2045	249,763
2,000,000	Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds (Series 2017), (Ohio School District Credit Enhancement GTD), 5.000%, 12/1/2047	2,001,957
1,205,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.250%, 1/1/2041	1,301,826
500,000	Columbus, OH Regional Airport Authority, Airport Revenue Bonds (Series 2025A), 5.500%, 1/1/2055	528,910
500,000	Copley-Fairlawn, OH School District, UT GO Classroom Facilities Construction and Improvement Bonds (Series 2023), 4.000%, 12/1/2052	469,680
250,000	Cuyahoga County, OH, Capital Improvement and Refunding Bonds (Series 2019), 3.000%, 12/1/2032	249,554
275,000	Cuyahoga County, OH, Quicken Loans Arena Sales Tax Revenue Bonds (Series 2017A), (Original Issue Yield: 3.100%), 3.000%, 1/1/2032	274,856
800,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional STEM Schools, Inc.), Development Revenue Bonds (Series 2024), 5.000%, 12/1/2054	796,140
1,060,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Facilities Revenue Refunding and Improvement Bonds (Series 2017A), 4.000%, 11/1/2047	990,119
1,000,000	Franklin County, OH (Nationwide Children’s Hospital), Hospital Refunding and Improvement Revenue Bonds (Series 2025A), 5.250%, 11/1/2055	1,056,798

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Ohio—continued
$1,000,000	Franklin County, OH Convention Facilities Authority (Greater Columbus Convention Center Hotel), Hotel Project Revenue Bonds (Series 2019), 5.000%, 12/1/2044	$ 1,000,399
1,000,000	Franklin County, OH Convention Facilities Authority, Lease Revenue Anticipation Refunding Bonds (Series 2024), 5.000%, 12/1/2034	1,157,775
1,000,000	Franklin County, OH Health Care Facilities (Friendship Village of Dublin, OH, Inc.), Refunding & Improvement Bonds (Series 2014), 5.000%, 11/15/2044	966,375
720,000	Gahanna OH, City of, Capital Facilities Bonds (Series 2024B), 4.000%, 12/1/2046	699,422
615,000	Green, OH School District, School Facilities Construction and Improvement Bonds (Series 2019), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2033	611,123
200,000	Greenon Local School District, UT GO Bonds (Series 2017), 4.000%, 10/1/2033	201,729
1,000,000	Hamilton County, OH (Cincinnati Children’s Hospital Medical Center), Hospital Facilities Revenue Bonds (Series 2019CC), 5.000%, 11/15/2041	1,142,654
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2036	500,322
500,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2016), 5.000%, 1/1/2051	477,892
1,000,000	Hamilton County, OH (Life Enriching Communities), Healthcare Improvement and Refunding Revenue Bonds (Series 2025), 5.500%, 1/1/2050	1,020,818
500,000	Hamilton County, OH (Life Enriching Communities), Hospital Revenue Bonds (Series 2023A), 5.750%, 1/1/2053	516,391
500,000	Hamilton County, OH Sewer System Revenue, Sewer System Revenue and Refunding Revenue Bonds (Series 2024A), 5.000%, 12/1/2053	521,982
1,000,000	Hamilton County, OH, LT GO Refunding Bonds (Series 2017A), 5.000%, 12/1/2037	1,027,085
675,000	JobsOhio Beverage System, OH, Revenue Refunding and New Money Bonds (Series 2025A), 5.000%, 1/1/2053	711,892
150,000	Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2031	167,751
180,000	Kings Local School District, OH, UT GO School Improvement Bonds (Series 2025), 5.000%, 12/1/2032	201,929
135,000	Licking Heights, OH Local School District, School Facilities Construction and Improvement Bonds (Series 2017A), (Ohio School District Credit Enhancement INS), 3.375%, 10/1/2047	112,070
155,000	Little Miami, OH Local School District, UT GO Bonds (Series 2018A), (Ohio School District Credit Enhancement GTD), 4.000%, 11/1/2055	135,772
335,000	Lucas County, OH, Capital Facility Improvement Bonds (Series 2020), 3.000%, 12/1/2037	300,570
415,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2034	433,280
375,000	Miami County, OH Hospital Facility (Kettering Health Network Obligated Group), Hospital Facilities Improvement and Refunding Revenue Bonds (Series 2019), 5.000%, 8/1/2036	389,418
725,000	Miami University, OH, General Receipts Revenue and Refunding Bonds (Series 2024A), 5.000%, 9/1/2039	809,559
410,000	Milford, OH Exempted Village School District, UT GO School Improvement Refunding Bonds (Series 2025), (Ohio School District Credit Enhancement INS), 5.000%, 12/1/2033	469,216
500,000	Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	513,362
1,000,000	North Canton, OH, LT GO Fire Station Construction Bonds (Series 2025), (Original Issue Yield: 5.090%), 5.000%, 12/1/2053	1,024,456
1,000,000	North Olmsted, OH School District, UT GO School Improvement Bonds (Series 2023B), (Assured Guaranty, Inc. INS), 5.500%, 10/15/2059	1,054,739
550,000	North Ridgeville, OH CSD, School Improvement Bonds (Series 2024), 4.375%, 12/1/2050	534,413
275,000	North Royalton, OH City School District, UT GO School Improvement Refunding Bonds (Series 2025), 5.000%, 12/1/2045	294,887
1,150,000	Oberlin City School District, Certificates of Participation (Series 2025), 4.500%, 11/1/2049	1,150,671
1,000,000	Ohio Air Quality Development Authority (American Electric Power Co., Inc.), Air Quality Revenue Refunding Bonds (Series 2005), 3.750%, 1/1/2029	1,002,524
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.250%, 1/15/2038	500,675
500,000	Ohio Air Quality Development Authority (Pratt Paper (OH), LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	467,416
490,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024A), 4.650%, 9/1/2054	485,929
395,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2024B), 4.100%, 9/1/2039	397,431
100,000	Ohio HFA, Residential Mortgage Revenue Bonds (Series 2025B), 5.100%, 9/1/2045	103,840
240,000	Ohio State (Columbus, OH), Transportation Project Revenue Bonds (Series 2016-1), 2.750%, 11/15/2031	236,112

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Ohio—continued
$ 200,000		Ohio State Higher Educational Facility Commission (Ashtabula County Medical Center), Healthcare Facility Revenue Bonds (Series 2022), 5.250%, 1/1/2052	$ 201,125
100,000		Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Higher Educational Facility Revenue Bonds (Series 2016), 3.250%, 12/1/2035	98,403
1,155,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Refunding Revenue Bonds (Series 2017A), 4.000%, 1/1/2039	1,158,958
250,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 3.250%, 1/1/2037	242,648
1,000,000		Ohio State Higher Educational Facility Commission (Judson Obligated Group), Healthcare Facility Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	932,590
500,000		Ohio State Higher Educational Facility Commission (Otterbein Homes), Health Facility Revenue Bonds (Series 2021B), 4.000%, 7/1/2031	516,854
1,000,000		Ohio State Higher Educational Facility Commission (University of Dayton), Revenue Bonds (Series 2022A), (Original Issue Yield: 4.240%), 4.000%, 2/1/2052	870,442
175,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Refunding Revenue and Revenue Bonds (Series 2019B), 3.000%, 12/1/2034	174,345
470,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2019B), 5.000%, 12/1/2035	508,614
1,060,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2020A), 5.000%, 12/1/2050	1,095,046
1,260,000		Ohio State Water Development Authority Pollution Control Facilities (Ohio State Water Development Authority), Water Pollution Control Loan Fund Revenue Bonds (Series 2021A), 5.000%, 12/1/2046	1,326,194
500,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025A), 5.000%, 4/1/2030	550,252
2,000,000		Ohio State, Capital Facilities Lease-Appropriation Bonds (Series 2025B), 5.000%, 10/1/2045	2,147,471
750,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2034	770,532
1,460,000		Ohio State, Capital Facilities Lease-Appropriation Bonds Adult Correctional Building Fund (Series 2017A), 5.000%, 10/1/2035	1,494,480
465,000		Ohio State, Higher Education UT GO Bonds (Series 2019A), 5.000%, 5/1/2036	477,460
990,000		Ohio State, Higher Education UT GO Bonds (Series 2021A), 4.000%, 5/1/2036	1,034,890
1,050,000		Ohio State, UT GO Bonds (Series 2019A), 5.000%, 6/15/2037	1,118,716
1,210,000	[1]	Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	1,250,775
205,000		Perry, OH Local School District, UT GO School Improvement Bonds (Series 2020), (Ohio School District Credit Enhancement INS), 3.000%, 11/1/2035	200,281
350,000		Port of Greater Cincinnati, OH Development Authority (3CDC Parking Facilities Obligated Group), Parking Revenue and Refunding Bonds (Series 2025A), (Assured Guaranty, Inc. INS), 5.000%, 12/1/2055	355,716
450,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), (Assured Guaranty, Inc. GTD), 5.000%, 12/1/2032	508,927
750,000		Port of Greater Cincinnati, OH Development Authority (Duke Energy Convention Center), First Subordinate Development Revenue and Refunding Bonds (Series 2024B), 5.000%, 12/1/2063	761,135
775,000		Revere, OH Local School District, School Facilities Improvement Refunding Bonds (Series 2017), 3.250%, 12/1/2045	647,580
500,000		Shaker Heights, OH, School Facilities Improvement Bonds (Series 2024), 4.375%, 12/15/2061	485,824
1,135,000		Shaker Heights, OH, UT GO Bonds, 4.000%, 12/1/2052	1,035,913
555,000		Toledo, OH, LT GO Various Purpose Improvement Bonds (Series 2022), (Assured Guaranty, Inc. INS), 5.500%, 12/1/2042	607,459
1,000,000		University of Akron, OH, General Receipts Bonds (Series 2016A), 5.000%, 1/1/2036	1,007,060
1,000,000		University of Cincinnati, OH, General Receipts Bonds (Series 2025A), 5.250%, 6/1/2047	1,066,712
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2049	492,374
500,000		Warren County, OH (Community First Solutions), Refunding Revenue Bonds (Series 2024A), 5.000%, 5/15/2052	484,035
1,000,000		Warren County, OH Health Care Facilities (Otterbein Homes), Improvement and Refunding Revenue Bonds (Series 2024), 5.000%, 7/1/2044	1,021,773
1,470,000		Westerville, OH, Capital Facilities Bonds (Series 2025), 5.000%, 12/1/2037	1,695,130
235,000		Willoughby-Eastlake, OH CSD, UT GO School Improvement Bonds (Series 2016), 3.375%, 12/1/2036	227,362
760,000		Winton Woods, OH School District, UT GO Classroom Facilities Refunding Bonds (Series 2022), (Build America Mutual Assurance INS), 4.000%, 11/1/2049	707,840
500,000		Worthington City, OH City School District, UT GO Bonds (Series 2023), 5.500%, 12/1/2054	534,836
		TOTAL	71,333,465
		Puerto Rico—3.3%
771,429	[2]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	493,714

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Puerto Rico—continued
$1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2033	$ 998,547
1,000,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	972,614
		TOTAL	2,464,875
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $74,594,340)	74,341,085
	[3]	SHORT-TERM MUNICIPALS—1.0%
		Ohio—1.0%
550,000		Hamilton County, OH (Block 3 Community Urban Redevelopment Corporation), (Series 2004) Weekly VRDNs, (Citizens Bank, N.A. LOC), 2.870%, 12/4/2025	550,000
200,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), (Series 2013B-2) Daily VRDNs, (TD Bank, N.A. LIQ), 2.850%, 12/1/2025	200,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $750,000)	750,000
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $75,344,340)	75,091,085
		OTHER ASSETS AND LIABILITIES - NET—(0.5%)[4]	(345,541)
		NET ASSETS—100%	$74,745,544
Securities that are subject to the federal alternative minimum tax (AMT) represent 4.5% of the Fund’s portfolio as calculated based upon total market value.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2025, these restricted securities amounted to $1,250,775, which represented 1.7% of net assets.

Additional information on restricted securities held at November 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Ohio State, UT GO Higher Education Bonds (Series 2019A), 5.000%, 5/1/2032	11/7/2023	$1,232,522	$1,250,775

2	Zero coupon bond.
3
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at November 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CSD	—Central School District
CVI	—Contingent-Value Instruments
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PRF	—Pre-refunded
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes